Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Transfers into (out of) Level 3 [Table Text Block]
The total gross transfers into (out of) Level 3 during the years ended December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
Gross transfers into Level 3	$1.8	$11.1
Gross transfers out of Level 3	(48.1)	(31.8)
Net transfers out of Level 3	$(46.3)	$(20.7)

Fair Value of Financial Assets
Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2012 and 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Debt securities:
U.S. government securities	$1,311.4	$248.1	$—	$1,559.5
States, municipalities and political subdivisions	—	3,031.8	2.7	3,034.5
U.S. corporate securities	—	7,736.0	54.6	7,790.6
Foreign securities	—	3,317.9	52.7	3,370.6
Residential mortgage-backed securities	—	979.0	—	979.0
Commercial mortgage-backed securities	—	1,396.5	20.1	1,416.6
Other asset-backed securities	—	512.6	29.5	542.1
Redeemable preferred securities	—	80.5	14.1	94.6
Total debt securities	1,311.4	17,302.4	173.7	18,787.5
Equity securities	18.2	—	22.1	40.3
Derivatives	—	8.9	—	8.9
Total	$1,329.6	$17,311.3	$195.8	$18,836.7
Liabilities:
Derivatives	$—	$.3	$—	$.3
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1

Changes in the Balances of Level 3 Financial Assets
The change in the balance of Level 3 financial assets during 2012 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$49.4	$29.5	$36.7	$103.4	$219.0
Net realized and unrealized capital gains (losses):
Included in earnings	1.6	3.0	.8	(1.0)	4.4
Included in other comprehensive income	2.9	(1.1)	(.2)	4.7	6.3
Other (1)	.7	—	7.5	.5	8.7
Purchases	50.0	5.1	7.2	25.6	87.9
Sales	(36.2)	(4.9)	(12.2)	(6.2)	(59.5)
Settlements	(1.2)	(6.1)	—	(17.4)	(24.7)
Transfers out of Level 3, net	(14.5)	(5.4)	(17.7)	(8.7)	(46.3)
Ending balance	$52.7	$20.1	$22.1	$100.9	$195.8

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

(2)	Gross transfers into Level 3 during 2011 include $11.1 million of other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of other financial assets and $14.1 million of foreign securities.

Carrying Value and Estimated Fair Value of Certain Financial Instruments
The carrying value and estimated fair value classified by level of fair value hierarchy for certain of our financial instruments at December 31, 2012 was as follows:

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Mortgage loans	$1,643.6	$—	$—	$1,698.6	$1,698.6
Liabilities:
Investment contract liabilities:
With a fixed maturity	18.5	—	—	18.5	18.5
Without a fixed maturity	590.2	—	—	611.1	611.1
Long-term debt	6,481.3	—	7,408.7	—	7,408.7

The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 was as follows:

	December 31, 2011
	Carrying	Estimated
(Millions)	Value	Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9
Without a fixed maturity	543.9	559.4
Long-term debt	3,977.7	4,643.1

Separate Account Financial Assets
Separate Accounts financial assets at December 31, 2012 and 2011 were as follows:

	2012				2011
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$721.7	$2,343.9	$.4	$3,066.0	$1,079.1	$2,817.8	$—	$3,896.9
Equity securities	194.9	1.0	—	195.9	240.0	—	—	240.0
Derivatives	—	(1.8)	—	(1.8)	—	(5.0)	—	(5.0)
Common/collective trusts	—	749.0	—	749.0	—	696.0	—	696.0
Total (1)	$916.6	$3,092.1	$.4	$4,009.1	$1,319.1	$3,508.8	$—	$4,827.9

(1)	Excludes $238.0 million and $390.3 million of cash and cash equivalents and other receivables at December 31, 2012 and 2011, respectively.

Changes in Balances of Level 3 Separate Account
At December 31, 2010, we had $56.0 million of Level 3 Separate Accounts financial assets, which were primarily sold during 2011, and as a result, at December 31, 2011 we did not have any Level 3 Separate Accounts financial assets. During 2012, we had an immaterial amount of Level 3 Separate Accounts financial assets. Gross transfers out of Level 3 during 2012 and 2011 were $1.9 million and $1.1 million, respectively. There were no transfers into Level 3 during 2012 or 2011. In addition, there were no transfers between Levels 1 and 2 during the years ended December 31, 2012 and 2011.